CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities
Net (loss) income	$ 1,376	$ (4,934)	$ (2,808)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,135	2,373	2,824
Provision for doubtful accounts, net	371	274	73
Additional charges/(usage), net	(65)	(252)	341
(Gain) loss on disposal of property, plant and equipment	162	420	(766)
Unrealized holding (gain) loss on marketable securities	(1,999)	1,860	(954)
Gain on sales of marketable securities	(69)	(526)	(102)
Loss on disposal of available-for-sale securities	14
Stock-based compensation expenses	0	0	199
Deferred income tax	64	21	115
Changes in operating assets and liabilities:
Accounts receivable	(4,322)	95	(1,724)
Inventories	(2,509)	2,966	(157)
Prepaid expenses and other current assets	(761)	462	(646)
Accounts payable	2,924	(1,120)	683
Accrued payroll and employee benefits	608	(193)	(163)
Customer deposits	729	(1,027)	670
Other accrued liabilities	185	88	(36)
Income taxes payable	75	56	81
Net cash provided by (used in) operating activities	(1,082)	563	(2,370)
Cash flows from investing activities
Purchase of property, plant and equipment	(2,152)	(591)	(890)
Proceeds from sale of property, plant and equipment, net of transaction costs	993	1,266	976
Purchase of marketable securities	(3,159)	(10,349)	(4,455)
Proceeds from sales of marketable securities	920	6,798	1,011
Proceeds from disposal of available-for-sale securities	1,600
Release of (increase in) fixed deposits maturing over three months	(146)	4,635	1,347
(Increase in) decrease in fixed deposits maturing over twelve months	1,664	(2,965)	(1,601)
Net cash used in investing activities	(280)	(1,206)	(3,612)
Cash flows from financing activities
Dividends paid	(2,248)	(1,686)	(2,971)
Repurchase of common stock	(308)
Net cash used in financing activities	(2,556)	(1,686)	(2,971)
Net decrease in cash and cash equivalents	(3,918)	(2,329)	(8,953)
Cash and cash equivalents, beginning of year	11,996	14,325	23,278
Cash and cash equivalents, end of year	8,078	11,996	14,325
Cash paid during the year for:
Interest
Income taxes	$ 21	$ 25	$ 7